Loss Before Tax - Summary of Loss Before Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Loss Before Tax [Abstract]
Employee benefits	$ 220,484	$ 123,331	$ 90,289
Operating leases	19,244	18,162	12,322
Research and development costs expensed	12,455	5,102	4,972
Loss on disposal of non-current assets	1,028	42	261
Depreciation—Property, plant & equipment	7,338	3,648	2,451
Amortization—Intangible assets	16,199	7,332	4,446
Auditors’ remuneration	$ 2,152	$ 1,095	$ 411